Financial risk management and fair values - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 HKD ($)
Financial risk management and fair values [Line Items]
Cash held at a related party finance entity	¥ 200,023	¥ 502,289
Term deposits held by related party	¥ 1,898,242	921,601
Percentage of consolidated current assets	64.00%		64.00%
Borrowings, interest rate basis	10
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	¥ 0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	¥ 0	¥ 0
Minimum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits	0.30%	0.30%
Maximum [member]
Financial risk management and fair values [Line Items]
Interest rate on bank deposits	3.85%	2.10%
China [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount	¥ 500
Hong Kong [member]
Financial risk management and fair values [Line Items]
Bank Deposits, Government Authority Insured Amount | $			$ 500